Commission expense	12 Months Ended
Dec. 31, 2021
Fee and commission expense [abstract]
Commission expense	Commission expense
Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of commission expense is as follows:

EUR million
	2021	2020	2019
Commissions assigned to third parties	1,993	1,856	2,350
Cards	1,355	1,249	1,616
By collection and return of effects	16	12	12
Other fees assigned	622	595	722
Other commissions paid	1,317	1,153	1,220
Brokerage fees on lending and deposit transactions	60	26	27
Sales of insurance and pension funds	341	248	232
Other fees and commissions	916	879	961
	3,310	3,009	3,570